Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	cfviti_SupplementTextBlock

Supplement dated February 4, 2015

to the Prospectus of the following fund:

Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust I
Columbia Variable Portfolio – Marsico International Opportunities Fund	5/1/2014

Effective on or about May 1, 2015 (the Effective Date), Columbia Management Investment Advisers, LLC provides day-to-day management of the Fund's portfolio and the Fund's name will change to Columbia Variable Portfolio – International Opportunities Fund. Accordingly, on the Effective Date, all references in the prospectus to Columbia Variable Portfolio – Marsico International Opportunities Fund are deleted and replaced with Columbia Variable Portfolio – International Opportunities Fund. In addition, the following changes are hereby made in the Fund's prospectus:

As of the Effective Date, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities (including common stock, preferred stock, and depositary receipts) of companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.

The Fund may invest in derivatives, including futures and forward foreign currency contracts, in an effort to enhance returns, to hedge existing positions, to manage the Fund's currency and overall risk exposure, to increase market or other exposure, and/or to increase investment flexibility (including using the derivative as a substitute for a position in an underlying security, currency, asset, or other instrument or reference). Derivatives may be used by the Fund to obtain net long and/or net negative (short) exposure to a security, currency, asset, or other instrument or reference.

The Fund may invest in companies involved in initial public offerings, tender offers, mergers, other corporate restructurings and other special situations.

As of the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby revised to delete references to Frequent Trading Risk, Sector Risk and Small- and Mid-Cap Company Securities Risk and to add the following:

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those of the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights and may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk. Investment in these instruments also subjects the Fund to counterparty risk. The Fund's strategy of investing in these instruments may not be successful and the Fund may experience significant losses as a result.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses for the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

Geographic Concentration Risk/Asia Pacific Region Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund's investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Certain "special situation" investments are investments in securities or other instruments that are determined to be illiquid or lacking a readily ascertainable fair value. Certain special situation investments prevent ownership interest therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Fund performance. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

The rest of the section remains the same.
Columbia Variable Portfolio - Marsico International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfviti_SupplementTextBlock

Supplement dated February 4, 2015

to the Prospectus of the following fund:

Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust I
Columbia Variable Portfolio – Marsico International Opportunities Fund	5/1/2014

Effective on or about May 1, 2015 (the Effective Date), Columbia Management Investment Advisers, LLC provides day-to-day management of the Fund's portfolio and the Fund's name will change to Columbia Variable Portfolio – International Opportunities Fund. Accordingly, on the Effective Date, all references in the prospectus to Columbia Variable Portfolio – Marsico International Opportunities Fund are deleted and replaced with Columbia Variable Portfolio – International Opportunities Fund. In addition, the following changes are hereby made in the Fund's prospectus:

As of the Effective Date, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities (including common stock, preferred stock, and depositary receipts) of companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.

The Fund may invest in derivatives, including futures and forward foreign currency contracts, in an effort to enhance returns, to hedge existing positions, to manage the Fund's currency and overall risk exposure, to increase market or other exposure, and/or to increase investment flexibility (including using the derivative as a substitute for a position in an underlying security, currency, asset, or other instrument or reference). Derivatives may be used by the Fund to obtain net long and/or net negative (short) exposure to a security, currency, asset, or other instrument or reference.

The Fund may invest in companies involved in initial public offerings, tender offers, mergers, other corporate restructurings and other special situations.

As of the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby revised to delete references to Frequent Trading Risk, Sector Risk and Small- and Mid-Cap Company Securities Risk and to add the following:

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those of the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights and may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk. Investment in these instruments also subjects the Fund to counterparty risk. The Fund's strategy of investing in these instruments may not be successful and the Fund may experience significant losses as a result.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses for the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

Geographic Concentration Risk/Asia Pacific Region Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund's investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Certain "special situation" investments are investments in securities or other instruments that are determined to be illiquid or lacking a readily ascertainable fair value. Certain special situation investments prevent ownership interest therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Fund performance. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

The rest of the section remains the same.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities (including common stock, preferred stock, and depositary receipts) of companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.

The Fund may invest in derivatives, including futures and forward foreign currency contracts, in an effort to enhance returns, to hedge existing positions, to manage the Fund's currency and overall risk exposure, to increase market or other exposure, and/or to increase investment flexibility (including using the derivative as a substitute for a position in an underlying security, currency, asset, or other instrument or reference). Derivatives may be used by the Fund to obtain net long and/or net negative (short) exposure to a security, currency, asset, or other instrument or reference.

The Fund may invest in companies involved in initial public offerings, tender offers, mergers, other corporate restructurings and other special situations.